Taxes, fees and contributions payable (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total value of obligation	R$ 4,320	R$ 3,377
Principal amount of obligation	3,188	2,650
Interest on arrears	1,131	727
JSCP [Member]
IfrsStatementLineItems [Line Items]
Interest on equity	R$ 62	R$ 96